JUNIOR SUBORDINATED DEBENTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2018
JUNIOR SUBORDINATED DEBENTURES
Outstanding debt	$ 7,750	$ 7,750
Junior subordinated debentures
JUNIOR SUBORDINATED DEBENTURES
Subordinated debt issued			$ 7,750
Fixed interest rate	5.75%
Junior subordinated debentures | Directors
JUNIOR SUBORDINATED DEBENTURES
Outstanding debt	$ 1,200	$ 1,200